Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 29, 2024	Dec. 31, 2023	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VS. PERFORMANCE

Pay vs Performance Tabular Disclosure

Pay vs. Performance Disclosure(1)
							Value of Fixed $100 Investment Based On:

Year	Summary Compensation Table Total for First PEO(2)	Summary Compensation Table Total for Second PEO(3)	Compensation Actually Paid to First PEO(2)(4)	Compensation Actually Paid to Second PEO(3)(4)	Average Summary Compensation Table Total for Non-PEO NEOs(5)	Average Compensation Actually Paid to Non-PEO NEOs(5)(6)	Utz Brands, Inc. Total Shareholder Return(7)	S&P 1500 Composite Packaged Foods & Meats Index Total Shareholder Return(8)	Net Income (Loss) in Millions(9)	Adjusted EBITDA in Millions(9)(10)

2024	—	$4,907,657	—	$4,104,174	$2,360,256	$1,894,169	$161	$100	$30.7	$200.2

2023	—	$4,113,444	—	$3,844,446	$1,666,798	$1,608,290	$165	$107	$(40.0)	$187.2

2022	$5,870,043	$4,252,567	$5,856,068	$4,134,920	$3,157,332	$3,215,423	$159	$118	$(14.0)	$170.5

2021	$1,012,309	—	$(1,572,541)	—	$605,171	$(377,493)	$158	$112	$8.0	$156.2

2020	$6,695,741	—	$7,728,482	—	$2,444,023	$2,834,026	$216	$101	Predecessor - $3.4 Successor - ($107.9)	Predecessor - $86.3 Successor - $47.6

Notes

(1)
Equity compensation fair value is calculated based on the assumptions determined in accordance with FASB ASC Topic 718. For the fiscal periods in 2020, such amounts also include the stock-based compensation modification expense associated with the conversion of the Phantom Units under the 2018 Long Term Incentive Plan into 2020 Long Term Incentive Plan RSUs. For a discussion of the assumptions made in such valuation of the equity awards reported in this table, see Note 1 “Operations and Summary of Significant Accounting Policies” to our audited financial statements for the fiscal year ended December 29, 2024, included in our Annual Report on Form 10-K.
(2)
The Company’s principal executive officer (“PEO”) for the fiscal periods in 2020 until December of fiscal year 2022 was Dylan Lissette (the “First PEO”), at which point he transitioned to Executive Chairperson upon commencement of Howard Friedman’s employment as Chief Executive Officer.
(3)
The Company’s PEO from December of fiscal year 2022 through fiscal year 2024 was Howard Friedman (the “Second PEO”).

(4)	PEO "CAP" Calculation Detail

	First PEO - Dylan Lissette			Second PEO - Howard Friedman	Second PEO - Howard Friedman	Second PEO - Howard Friedman

Compensation Element	2020	2021	2022	2022	2023	2024

SCT Reported Total Compensation	$6,695,741	$1,012,309	$5,870,043	$4,252,567	$4,113,444	$4,907,657

Aggregate SCT Reported Equity Compensation (-)	$(2,999,856)	$0	$(3,298,145)	$(4,229,682)	$(2,375,116)	$(2,845,185)

Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$3,149,458	$0	$3,313,719	$4,112,036	$1,922,497	$2,369,087

Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	$883,139	$(1,641,497)	$(52,845)	$0	$(208,404)	$(348,262)

Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$0	$349,858	$0

Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	$0	$(943,353)	$11,285	$0	$21,288	$0

Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	$0	$0	$12,011	$0	$20,878	$20,878

"Compensation Actually Paid" Determination	$7,728,482	$(1,572,541)	$5,856,068	$4,134,920	$3,844,446	$4,104,174

(5)
The Company’s other, non-PEO, named executive officers (“NEOs”) for each fiscal year set forth in the table above were:

Fiscal Year	Non-PEO NEOs

2020	Cary Devore and Mark Schreiber

2021	Cary Devore, Ajay Kataria, Mark Schreiber, Shane Chambers, and Tucker Lawrence

2022	Cary Devore, Ajay Kataria, Mark Schreiber, and Theresa Shea

2023	Cary Devore, Ajay Kataria, Mark Schreiber, and Theresa Shea
2024	Cary Devore, Ajay Kataria, Mark Schreiber, and Mitchell Arends

(6)	Average Non-PEO NEOs "CAP" Calculation Detail

	Average Non-PEO NEO

Compensation Element	2020	2021	2022	2023	2024

SCT Reported Total Compensation	$2,444,023	$605,171	$3,157,332	$1,666,798	$2,360,256

Aggregate SCT Reported Equity Compensation (-)	$(1,361,103)	$0	$(1,894,898)	$(847,073)	$(1,460,010)

Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$880,305	$0	$1,626,584	$742,203	$1,249,200

Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	$870,801	$(258,883)	$(7,742)	$(47,961)	$(268,485)

Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$330,622	$74,395	$0

Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	$0	$(723,781)	$1,590	$18,066	$0

Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	$0	$0	$1,935	$1,861	$13,208

"Compensation Actually Paid" Determination	$2,834,026	$(377,493)	$3,215,423	$1,608,290	$1,894,169

(7)
TSR calculated based on an assumed $100 investment as of December 29, 2019, the last day of the fiscal period for our predecessor company prior to fiscal periods in 2020, and the reinvestment of any issued dividends, including period prior to the Business Combination.
(8)
Peer TSR calculated for the S&P 1500 Composite Packaged Foods & Meat Index based on an assumed $100 investment as of December 29, 2019 and the reinvestment of any issued dividends.
(9)
Fiscal periods in 2020 financial performance reflects financial performance for the Company during the Successor period following the Business Combination, as well as during the period for our predecessor company prior to the Business Combination.
	See Annex A for reconciliation of Adjusted EBITDA performance in accordance with GAAP to non-GAAP financial results.
Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(2)
The Company’s principal executive officer (“PEO”) for the fiscal periods in 2020 until December of fiscal year 2022 was Dylan Lissette (the “First PEO”), at which point he transitioned to Executive Chairperson upon commencement of Howard Friedman’s employment as Chief Executive Officer.
The Company’s PEO from December of fiscal year 2022 through fiscal year 2024 was Howard Friedman (the “Second PEO”).

Fiscal Year	Non-PEO NEOs

2020	Cary Devore and Mark Schreiber

2021	Cary Devore, Ajay Kataria, Mark Schreiber, Shane Chambers, and Tucker Lawrence

2022	Cary Devore, Ajay Kataria, Mark Schreiber, and Theresa Shea

2023	Cary Devore, Ajay Kataria, Mark Schreiber, and Theresa Shea
2024	Cary Devore, Ajay Kataria, Mark Schreiber, and Mitchell Arends

Peer Group Issuers, Footnote	(8) Peer TSR calculated for the S&P 1500 Composite Packaged Foods & Meat Index based on an assumed $100 investment as of December 29, 2019 and the reinvestment of any issued dividends.
Adjustment To PEO Compensation, Footnote

(4)	PEO "CAP" Calculation Detail

	First PEO - Dylan Lissette			Second PEO - Howard Friedman	Second PEO - Howard Friedman	Second PEO - Howard Friedman

Compensation Element	2020	2021	2022	2022	2023	2024

SCT Reported Total Compensation	$6,695,741	$1,012,309	$5,870,043	$4,252,567	$4,113,444	$4,907,657

Aggregate SCT Reported Equity Compensation (-)	$(2,999,856)	$0	$(3,298,145)	$(4,229,682)	$(2,375,116)	$(2,845,185)

Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$3,149,458	$0	$3,313,719	$4,112,036	$1,922,497	$2,369,087

Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	$883,139	$(1,641,497)	$(52,845)	$0	$(208,404)	$(348,262)

Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$0	$0	$349,858	$0

Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	$0	$(943,353)	$11,285	$0	$21,288	$0

Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	$0	$0	$12,011	$0	$20,878	$20,878

"Compensation Actually Paid" Determination	$7,728,482	$(1,572,541)	$5,856,068	$4,134,920	$3,844,446	$4,104,174

Non-PEO NEO Average Total Compensation Amount	$ 2,360,256	$ 1,666,798	$ 3,157,332	$ 605,171	$ 2,444,023
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,894,169	1,608,290	3,215,423	(377,493)	2,834,026
Adjustment to Non-PEO NEO Compensation Footnote

(6)	Average Non-PEO NEOs "CAP" Calculation Detail

	Average Non-PEO NEO

Compensation Element	2020	2021	2022	2023	2024

SCT Reported Total Compensation	$2,444,023	$605,171	$3,157,332	$1,666,798	$2,360,256

Aggregate SCT Reported Equity Compensation (-)	$(1,361,103)	$0	$(1,894,898)	$(847,073)	$(1,460,010)

Year-End Fair Value of Awards Granted During the FY & Outstanding (+)	$880,305	$0	$1,626,584	$742,203	$1,249,200

Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Outstanding (+/-)	$870,801	$(258,883)	$(7,742)	$(47,961)	$(268,485)

Vesting Date Fair Value of Awards Granted & Vested During the Covered FY (+)	$0	$0	$330,622	$74,395	$0

Year-Over-Year Change in Fair Value of Awards Granted During Prior FY & Vesting During Covered FY (+/-)	$0	$(723,781)	$1,590	$18,066	$0

Value of Dividends Payable not Otherwise Reflected in Fair Value Determination or Total Compensation (+)	$0	$0	$1,935	$1,861	$13,208

"Compensation Actually Paid" Determination	$2,834,026	$(377,493)	$3,215,423	$1,608,290	$1,894,169

Tabular List, Table

Adjusted EBITDA
Net Sales
OGSM Rating

Total Shareholder Return Amount	$ 161	165	159	158	216
Peer Group Total Shareholder Return Amount	100	107	118	112	101
Net Income (Loss)	$ 30,700,000	$ (40,000,000)	$ (14,000,000)	$ 8,000,000
Company Selected Measure Amount	200,200,000	187,200,000	170,500,000	156,200,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description	See Annex A for reconciliation of Adjusted EBITDA performance in accordance with GAAP to non-GAAP financial results.
Measure:: 2
Pay vs Performance Disclosure
Name	Net Sales
Measure:: 3
Pay vs Performance Disclosure
Name	OGSM Rating
Dylan Lissette [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 5,870,043	$ 1,012,309	6,695,741
PEO Actually Paid Compensation Amount			$ 5,856,068	$ (1,572,541)	7,728,482
Net Income (Loss)					$ 3,400,000
Company Selected Measure Amount					86,300,000
PEO Name			Dylan Lissette	Dylan Lissette	Dylan Lissette
Howard Friedman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 4,907,657	$ 4,113,444	$ 4,252,567
PEO Actually Paid Compensation Amount	$ 4,104,174	$ 3,844,446	$ 4,134,920
Net Income (Loss)					$ (107,900,000)
Company Selected Measure Amount					47,600,000
PEO Name	Howard Friedman	Howard Friedman	Howard Friedman
PEO | Dylan Lissette [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ (3,298,145)	$ 0	$ (2,999,856)
PEO | Dylan Lissette [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			3,313,719	0	3,149,458
PEO | Dylan Lissette [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(52,845)	(1,641,497)	883,139
PEO | Dylan Lissette [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0
PEO | Dylan Lissette [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			12,011	0	0
PEO | Dylan Lissette [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Vesting During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			11,285	(943,353)	0
PEO | Howard Friedman [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,845,185)	$ (2,375,116)	(4,229,682)
PEO | Howard Friedman [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,369,087	1,922,497	4,112,036
PEO | Howard Friedman [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(348,262)	(208,404)	0
PEO | Howard Friedman [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	349,858	0
PEO | Howard Friedman [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	20,878	20,878	0
PEO | Howard Friedman [Member] | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Vesting During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	21,288	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,460,010)	(847,073)	(1,894,898)	0	(1,361,103)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,249,200	742,203	1,626,584	0	880,305
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(268,485)	(47,961)	(7,742)	(258,883)	870,801
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	74,395	330,622	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	13,208	1,861	1,935	0	0
Non-PEO NEO | Year Over Year Change in Fair Value of Awards Granted During Prior Fiscal Year Vesting During Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 18,066	$ 1,590	$ (723,781)	$ 0